Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments:
Fixed maturity securities available-for-sale, at fair value (amortized cost - $106,729 in 2012 and $110,557 in 2011)	$ 122,114	$ 122,697
Equity securities available-for-sale, at fair value (cost - $6,144 in 2012 and $6,041 in 2011)	6,908	6,066
Commercial mortgage loans on real estate, at amortized cost	27,195	26,275
Policy loans	208	146
Short-term investments	2,126	3,111
Other investments	482	621
Total investments	159,033	158,916
Cash and cash equivalents	205	1,763
Premiums and accounts receivable	1,946	2,342
Reinsurance recoverables	166,780	158,049
Accrued investment income	1,502	1,625
Deferred acquisition costs	214	229
Goodwill	324	324
Other assets	13	14
Assets held in separate accounts	11,134	11,006
Total assets	341,151	334,268
Liabilities
Future policy benefits and expenses	136,447	125,894
Unearned premiums	3,256	3,855
Claims and benefits payable	116,068	128,430
Commissions payable	900	306
Reinsurance balances payable	64	48
Funds held under reinsurance	92	91
Deferred gain on disposal of businesses	2,659	3,096
Accounts payable and other liabilities	4,065	2,982
Due to affiliates	237	790
Deferred income taxes, net	1,565	373
Tax payable	466	64
Liabilities related to separate accounts	11,134	11,006
Total liabilities	276,953	276,935
Commitments and contingencies (Note 16)
Stockholder's equity
Common stock, par value $20 per share, 100,000 shares authorized, issued, and outstanding	2,000	2,000
Additional paid-in capital	45,133	45,133
Retained earnings	6,460	2,185
Accumulated other comprehensive income	10,605	8,015
Total stockholder's equity	64,198	57,333
Total liabilities and stockholder's equity	$ 341,151	$ 334,268